NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES: A. Use of Estimates in Preparation of Financial Statements (Policies)	12 Months Ended
Dec. 31, 2024
Policies
A. Use of Estimates in Preparation of Financial Statements

A.Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

On a regular basis, management reviews its estimates utilizing currently available information, changes in facts and circumstances, historical experience, and reasonable assumptions. After such reviews, and if deemed appropriate, those estimates are adjusted accordingly. Actual results could differ from those estimates.